HAWAIIAN TAX-FREE TRUST
                         Supplement to the Prospectuses
                               Dated July 24, 2009


         The material under the heading "Board of Trustees" on the inside back cover is replaced by the following:

Theodore T. Mason, Chair
Diana P. Herrmann, Vice Chair
Thomas W. Courtney
Stanley W. Hong
Richard L. Humphreys
Bert A. Kobayashi, Jr.
Glenn P. O'Flaherty
Russell K. Okata



                         The date of this Supplement is
                                 January 5, 2010